THE ADVISORS' INNER CIRCLE FUND

                       RICE HALL JAMES SMALL CAP PORTFOLIO
                       RICE HALL JAMES MICRO CAP PORTFOLIO
                        RICE HALL JAMES MID CAP PORTFOLIO

                         SUPPLEMENT DATED JULY 16, 2009
                                     TO THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.


Kevin T. Hamilton is no longer a member of the team of investment professionals primarily responsible for the day-to-day management of the Rice Hall James Small Cap Portfolio, the Rice Hall James Micro Cap Portfolio and the Rice Hall James Mid Cap Portfolio (the "Portfolios"). Accordingly, all references to Mr. Hamilton in the prospectus and SAI are hereby removed.

Thomas W. McDowell, Cara M. Thome, Timothy A. Todaro and James D. Dickinson will continue to be jointly and primarily responsible for the day-to-day management of the Portfolios.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 RHJ-SK-006-0100